Fair Value Measurements (Schedule Of Available For Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Cost	$ 5,207	$ 5,207
Gross unrealized losses	(25)
Gross unrealized gains	113,499	106,220
Fair value	$ 118,681	$ 111,427